Share-based Compensation (Sogou Share-based Awards, Option Modification) (Details) - Share Options [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2019	Mar. 31, 2018
Sogou 2010 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options		39,213,000
Number of Class A ordinary shares deemed granted under share options		37,340,000
Sogou 2010 Share Incentive Plan [Member] | Early Exercise of Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental fair value	$ 0
Sogou 2010 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested but have not been distributed to the beneficiaries		1,722,000
Sogou 2010 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Early Exercise of Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remained unvested Class A ordinary shares		3,798,000
Sogou 2010 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Vesting Condition Change of Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options			2,181,192
Number of Class A ordinary shares not deemed granted under share options			1,601,427
Number of Class A ordinary shares deemed granted under share options			579,765
Sohu Management Sogou Share Option Arrangement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options		8,305,000
Number of Class A ordinary shares deemed granted under share options		8,305,000
Sohu Management Sogou Share Option Arrangement [Member] | Early Exercise of Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental fair value	$ 0